Stock-based Compensation - Summary of Restricted Stock Award Activity (Details) - Sarcos Corp and Subsidiaries - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	175,703	283,599
Number of shares, granted	1,000,000	75,000	283,599
Number of shares, cancelled		182,896
Number of shares, ending balance	1,000,000	175,703	283,599
Number of shares, cancelled		(182,896)
Weighted average fair value, beginning balance	$ 6.04	$ 6.02
Weighted average fair value, granted	45.05	6.29	$ 6.02
Weighted average fair value, cancelled		6.12
Weighted average fair value, ending balance	$ 45.05	$ 6.04	$ 6.02